UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  March 31, 2010

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	May 13, 2010

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  73
Form 13F Information Table Value Total:  415318

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											    VOTING AUTHORITY
											SOLE   SHARED      NONE
Ace Ltd		COM	H0023R105	6283	120140	SH		SOLE		21610		98530
Adminstaff Inc	COM	007094105	317	14850	SH		SOLE		0		14850
Advance Auto 	COM	00751Y106	348	8300	SH		SOLE		0		8300
Alleghany	COM	017175100	712	2448	SH		SOLE		0		2448
Amgen		COM	031162100	8260	138035	SH		SOLE		28590		109445
Amtr Finl Srv	COM	032359309	391	28050	SH		SOLE		0		28050
Apache Corp	COM	037411105	5677	55930	SH		SOLE		11520		44410
Applied MaterialCOM	038222105	3937	292315	SH		SOLE		59680		232635
ATC Technology	COM	00211W104	403	23500	SH		SOLE		0		23500
Bank of NY	COM	064057102	6223	201518	SH		SOLE		42030		159488
BB&T CORP	COM	054937107	8449	260842	SH		SOLE		54235		206607
Best Buy	COM	086516101	5432	127685	SH		SOLE		26830		100855
BHP Billiton 	COM	088606108	6017	74915	SH		SOLE		15840		59075
Boston ScientificCOM	110137107	6917	958030	SH		SOLE		186940		771090
Cal Dive Intn'l COM	12802T101	549	74900	SH		SOKE		0		74900
Cintas Corp	COM	172908105	11060	393610	SH		SOLE		84000		309610
Cisco Systems	COM	17275R102	7987	306847	SH		SOLE		64530		242317
ConocoPhillips	COM	20825C104	7819	152805	SH		SOLE		31160		121645
Darden Rest.	COM	237194105	6311	141685	SH		SOLE		29810		111875
Dell Inc	COM	24702R101	11582	771085	SH		SOLE		163220		607865
Eli Lilly 	COM	277461109	7285	201142	SH		SOLE		41810		159332
Encana Corp	COM	292505104	5587	180060	SH		SOLE		37120		142940
Ensco Intl	COM	26874Q100	4310	96245	SH		SOLE		20350		75895
Fair Isaac Corp	COM	303250104	430	16950	SH		SOLE		0		16950
Forest Lab	COM	345838106	8153	259970	SH		SOLE		52010		207960
Fresh Del Monte	ORD	G36738105	506	25000	SH		SOLE		0		25000
Frontline Ltd	COM	G3682E127	490	16000	SH		SOLE		0		16000
General Cable	COM	369300108	473	17500	SH		SOLE		0		17500
GE	 	COM	369604103	13019	715320	SH		SOLE		144930		570390
Harley Davidson	COM	412822108	7235	257747	SH		SOLE		54380		203367
Home Depot 	COM	437076102	9877	305302	SH		SOLE		64032		241270
Horsehead Hldg	COM	440694305	3791	320220	SH		SOLE		62386		257834
Intel Corp 	COM	458140100	6397	286971	SH		SOLE		59580		227391
Jack in the Box	COM	466367109	6707	284810	SH		SOLE		54630		230180
Jacobs Engin.	COM	469814107	316	7000	SH		SOLE		0		7000
Johnson&Johnson	COM	478160104	8905	136573	SH		SOLE		28560		108013
Kroger		COM	501044101	5996	276845	SH		SOLE		58440		218405
Lab Corp	COM	50540R409	3851	50865	SH		SOLE		10015		40850
Legg Mason, Inc	COM	524901105	12305	429195	SH		SOLE		86270		342925
Lowe's CompaniesCOM	548661107	10482	432430	SH		SOLE		88950		343480
Maxim IntegratedCOM	57772K101	5643	291005	SH		SOLE		59660		234345
Microsoft Corp 	COM	594918104	11273	384924	SH		SOLE		80320		304604
Mitcham Ind.	COM	606501104	347	48000	SH		SOLE		0		48000
Monsanto	COM	61166W104	322	4500	SH		SOLE		0		4500
Murphy Oil	COM	626717102	7366	131085	SH		SOLE		27680		103405
Nabors Ind.	COM	G6359F103	6799	346360	SH		SOLE		70300		276060
NCR		COM	62886E108	428	31000	SH		SOLE		0		31000
Noble		COM	H5833N103	3824	91445	SH		SOLE		19040		72405
Nokia Corp	COM	654902204	11437	735992	SH		SOLE		155550		580442
Oracle Corp	COM	68389X105	8292	322525	SH		SOLE		67200		255325
Overhill Farms	COM	690212105	361	62050	SH		SOLE		0		62050
Patterson Co	COM	703395103	7892	254185	SH		SOLE		52750		201435
Pfizer Inc	COM	717081103	7225	421273	SH		SOLE		88324		332949
Pinnacle Air	COM	723443107	502	67500	SH		SOLE		0		67500
Regions Fin	COM	7591EP100	6947	884993	SH		SOLE		178000		706993
RoyalDutchShell	COM	780259206	9308	160870	SH		SOLE		33530		127340
Int-Energy	SBI	81369y506	345	5990	SH		SOLE		0		5990
State Street	COM	857477103	10056	222775	SH		SOLE		45230		177545
Stryker Corp	COM	863667101	6856	119810	SH		SOLE		25120		94690
Suntrust Banks	COM	867914103	243	9074	SH		SOLE		0		9074
Sysco Corp	COM	871829107	12020	407457	SH		SOLE		85490		321967
Torchmark 	COM	891027104	5854	109395	SH		SOLE		23000		86395
United Health 	COM	91324P102	438	13400	SH		SOLE		0		13400
UPS		COM	911363109	9020	140035	SH		SOLE		29380		110655
Universal Corp	COM	913456109	319	6060	SH		SOLE		0		6060
VALE		COM	91912E105	7290	226465	SH		SOLE		47760		178705
Valero Energy	COM	91913y100	10822	549365	SH		SOLE		107850		441515
Vulcan MaterialsCOM	929160109	5191	109880	SH		SOLE		22250		87630
Walgreens	COM	931422109	9578	258229	SH		SOLE		54530		203699
Walmart		COM	931142103	7407	133214	SH		SOLE		27720		105494
XL Capital	COM	G98255105	11427	604610	SH		SOLE		121110		483500
Zimmer Holding	COM	98956P102	9412	158992	SH		SOLE		33195		125797
SP 100 IDX FD	ISHARES	TR 464287101	287	5355	SH		SOLE		0		5355